UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21129

           F&C/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
               F&C/Claymore Preferred Securities Income Fund Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
    ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                          -------------------
                   Date of fiscal year end: November 30, 2003
                                           --------------------
                     Date of reporting period: May 31, 2003
                                             --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

F&C/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED


Dear Shareholder:

     The F&C/Claymore Preferred Securities Income Fund is off to a strong start since its initial public offering in late January. It has been a busy four months, but we are right on schedule. In April, the Fund issued $542 million of Auction Market Preferred Stock ("AMPS") to leverage the portfolio as planned. Monthly dividends commenced on April 15th at the initial rate of 17 1/4 cents per share. The dividend equates to a yield of 8.28% on the issue price of $25. The Fund's net asset value ("NAV") climbed to $25.85 per share of common stock as of May 31, 2003. Despite the increase in the net asset value, the market price of the Fund's shares has remained close to the initial price of $25.

     The Fund's investment portfolio is shaping up much as anticipated. As of May 31st, approximately 60% of the portfolio was invested in preferred securities, 15% in corporate debt securities, 20% in US Treasury and Agency bonds, 4% in common stocks and convertible securities and the balance in cash and hedge instruments. The allocation to Treasury and Agency bonds will continue to decline as we identify attractive investments in the preferred and corporate markets. Under normal conditions, the Fund will have at least 80% of the portfolio in preferred securities (as of this writing we are approximately 70%!).

     The allocation of the preferred securities, corporate debt, and common stock positions to various industry groups is also in line with the Fund's concentration policy. As of this writing, approximately 32% of the portfolio is invested in the banking industry and almost 25% in utilities. Under normal conditions, the Fund will invest at least 25% of the portfolio in each of these two industries.

     Spurred by declining interest rates and increased demand for preferred securities, the Fund performed impressively during its first months of operation. For the four months ending May 31st, the Fund produced a 10.1% total return on NAV (despite only having the leverage in place for a fraction of the period). The return on the market value of the Fund's shares was somewhat lower as the premium of the market price over the NAV declined during the quarter. For the period, the total return based upon the market value of the Fund's shares equaled 2.4%. Please keep in mind, however, that past performance does not guarantee future results.

     Despite a quick and successful outcome to the Iraq war, the domestic economy has not yet demonstrated that it is on the road to recovery. The Federal Reserve has kept short-term interest rates at historic lows, and many believe that further reductions will be necessary. With inflation subdued and substantial slack in output capacity and labor markets (suggesting that short-term rates are likely to remain low for an extended period), long-term interest rates have also declined. Since the Fund began investing, yields on two-year and ten-year US Treasuries have declined by roughly 0.5%. Lower short-term interest rates provide a direct benefit by reducing the variable cost of the Fund's AMPS. Recently, the rates have been running below 1 1/4%.

     When long-term interest rates decline, we expect to lose money on the Fund's hedges and make money on the securities in the portfolio. The hedging strategy, however, is intended to tilt the playing field in the Fund's favor, and it has been working! Since the hedge is constructed by purchasing put options on US Treasury bond futures, the Fund's loss on the hedge is limited to the cost of the puts. On the other hand, with the right issues in the portfolio, the gains on our preferred securities have more than offset the cost of the hedge, and the NAV has increased.

     Our fundamental investment philosophy is to own the issues that offer the best value within the preferred securities universe. While this may seem obvious, it often means that we pass up issues offering higher yields. If we make sound investments with attractive yields and avoid serious credit losses, then the Fund will have more money to invest to generate income over time. This strategy should enable the Fund to produce a high sustainable dividend rate for shareholders.

     Preferred securities can be divided into two basic types - traditional preferreds, which pay dividends, and taxable (or "hybrid") preferreds, which pay interest. The Fund currently expects that its portfolio of preferred securities will consist primarily of hybrid preferreds. On May 31st, about 82% of the Fund's holdings of preferred securities were invested in hybrid preferreds, while approximately 18% were invested in traditional preferreds.

     The distinction between types of preferreds is important. In late May, Congress passed The Jobs and Growth Tax Relief Reconciliation Act of 2003. Among other things, the legislation established temporarily lower tax rates on certain types of dividend income received by individuals. As a general rule, dividends paid from common stock, traditional preferred stock and a small class of foreign preferred securities will be entitled to the lower tax rates.

     Investors are still evaluating the new tax law and determining how to incorporate it into investment decisions (more on this in the Q&A section). While the market tries to sort it all out, we'll stick to the basic game plan and keep looking for the best bargains within the various sectors of the preferred market. However, right now we expect the Fund's focus to remain primarily on hybrid preferreds.

     It is important to remember that the investment objective of the Fund is to produce high current income consistent with preservation of capital. While no one will apologize for the NAV returns of the past four months, it would be imprudent to expect them to be repeated very often. Of course, that doesn't mean we won't try, but when yields on long-term US Treasuries are well below 5% and money market funds are earning less than 1%, investors need to keep their expectations realistic. The Fund is well positioned to participate in a continuation of the rally in the bond market, but its hedging strategy is there to help protect the Fund should interest rates rise significantly.

     We encourage you to read the Questions and Answers section beginning on the next page, which contains additional information on the Fund's strategy and operation, including a description of the new information that we intend to post to the Fund's web site in the near future, and discussion of a possible change in the Fund's name.


     Sincerely,


     /S/ SIGNATURE                                            /S/ SIGNATURE

     Donald F. Crumrine                                       Robert M. Ettinger
     Chairman of the Board                                    President

     June 30, 2003

                               QUESTIONS & ANSWERS

HOW DO YOU DETERMINE THE DIVIDENDS PAID BY THE FUND?

     Over the course of the year, it is pretty simple - substantially all of the Fund's net investment income must be distributed to shareholders if FFC is to avoid being taxed, and we have every intention of doing so. The tricky part is trying to project a sustainable dividend rate over a period of time.

     We try to be conservative when setting the dividend. If there is undistributed income left over at the end of the year, depending on the amount it will either be paid out as an extra dividend or rolled into the next year's income. If it becomes apparent the dividend rate is too high or too low, we will examine the circumstances, and, if necessary, make the appropriate adjustment.

WHAT IS THE OUTLOOK FOR THE CURRENT DIVIDEND RATE PAID BY THE FUND?

     The decline in interest rates since the Fund came to market has had two offsetting impacts. First, the rate that the Fund is paying on its AMPS shares has declined, saving a substantial sum. Second, the income earned by the Fund is a bit lower than projected, as we have had to purchase securities at lower yields with the proceeds of the AMPS offering. For now, these two have roughly offset, and, at this point, we remain comfortable with the Fund's current dividend rate.

WHAT IS THE CREDIT QUALITY OF THE FUND?

     Currently, the portfolio is approximately 97% in securities that are rated investment grade, with a dollar-weighted average credit rating of "A3" by Moody's. You should be aware that the Fund may purchase up to 20% of "BB" rated securities in companies that have senior debt rated investment grade by either Moody's or S&P.

     Although we currently believe that lower rated securities are overvalued relative to the balance of the preferred market, there may be times when the Fund will hold a higher percentage of non-investment grade issues. This will generally be in securities that we believe have improving credit stories or are currently undervalued.

WHY IS THE FUND TRADING AT A DISCOUNT TO NET ASSET VALUE?

     Let's first understand that the current discount has been caused by the significant increase in the NAV, with the market price just not keeping up. While we would all love to see the market price track the NAV, supply and demand for shares ultimately determines the market price of the Fund.

     We attempt to affect the market price by effectively managing the NAV. For the period from the initial public offering on January 29th to May 31st, the NAV appreciated from $23.82 to $25.85, an increase of 8.5%. Over time, we believe the performance of the NAV will prove the overriding factor in determining the market price of the Fund.

COULD YOU REMIND ME AGAIN ABOUT HOW THE HEDGE IS SUPPOSED TO WORK?

     The Fund attempts to protect against the risk of a significant rise in the overall level of interest rates. Currently the Fund has purchased put options on Treasury bond futures contracts. The Fund is also authorized, subject to limitations, to purchase over-the-counter options to be a "fixed rate payer" in interest rate swaps (a/k/a "pay-fixed swaptions"). Both types of hedging instruments would expire worthless if interest rates either fall or do not change much. In many ways, this is analogous to paying the cost of insurance. In the event of a significant increase in interest rates, however, put options and/or pay-fixed swaptions would be expected to appreciate in value.

     Such hedge value appreciation would cushion the drop in the Fund's NAV. Further, any gains on hedging could be reinvested in additional income producing securities. This strategy is designed to enable the Fund to raise the dividend in the event of a significant increase in interest rates. (Please see Note 8 to the accompanying Financial Statements for an explanation of some of the risks of these hedging strategies.)

HOW WILL THE NEW TAX LAW TREAT PREFERRED SECURITIES?

     On May 28, 2003, President Bush signed the Jobs and Growth Tax Relief Reconciliation Act of 2003. The cornerstone of the Act is a provision to lower the maximum rate paid by individuals on certain types of qualified dividend income ("QDI") to 15%. Prior to this legislation, dividend income was typically taxed at the same rate as ordinary income.

     Back in January, the Bush Administration proposed eliminating the double taxation of dividends. When a company distributes a dividend to its shareholders, it does so with income left over after it has already paid taxes. Prior to the new legislation, shareholders were required to pay taxes at their maximum tax rate on that same dividend. So a dollar earned by a company could be taxed twice if it was distributed to the shareholders of the company. By lowering the tax rate, the new law reduces, but doesn't eliminate, this double taxation.

     To be eligible for the lower tax rate as QDI, the dividend must be paid from the company's after-tax income. For this reason it is important to understand the difference between taxable (or "hybrid") preferred securities and traditional preferred stock. Hybrid preferreds pay interest, which the issuer can deduct from revenue in determining its taxable income. Traditional preferreds pay dividends, which are distributed from income after taxes have been paid. Because of the different tax treatment, hybrid preferred securities normally have a higher yield than traditional preferred stocks.

     For the investor, interest from hybrids is taxed as ordinary income, while dividends from traditional preferreds may be taxed at the new, lower rate. As a result, an investor in a low tax bracket or an IRA investor is more likely to purchase taxable preferreds for the higher pre-tax income, while an investor in a high tax bracket may prefer the QDI issue for the higher after-tax income. But this isn't always the case. The market tends to offset the tax impact pretty effectively, and securities that pay QDI will usually yield less (before taxes) than those that pay interest.

HOW WILL THE NEW TAX LAW IMPACT THE FUND?

     We take all of this into consideration when making investments for the Fund. Currently, most of the holdings in the portfolio are hybrid preferred securities. We do however find opportunities from time to time to own traditional preferred stock without sacrificing income. At present, slightly more than 10% of the Fund is invested in traditional preferreds, and an additional 8% is in other securities that pay QDI.

     These allocations are likely to change over time, so investors should not assume there is a target level for traditional preferreds or other securities that pay QDI. The Fund will own these securities when we think they are more attractive than hybrid preferreds, taking all factors including taxes into account (even if the yield is lower). But if we are right and relationships move back in line, we are likely to sell the traditional preferred and buy hybrid preferreds.

HOW WILL THE FUND REPORT THE BREAKDOWN BETWEEN DIVIDENDS AND INTEREST?

     At the end of the year, the Fund will calculate the breakdown according to the new rules and expects to report it to shareholders on Form 1099. We will also publish the breakdown on the Fund's web site and in the Annual Report to Shareholders.

CAN I REINVEST DIVIDENDS DIRECTLY INTO THE FUND?

     Yes, the Fund's Dividend Reinvestment Plan (the "DRIP") provides a means of acquiring additional shares of the Fund without paying the full market premium. When the market price is at or above NAV, DRIP participants' dividends are reinvested into new shares acquired directly from the Fund at NAV. The only limitation is the IRS rule that the purchase cannot be more than 5% below the market price. If the shares are selling at a discount from NAV, reinvestments are executed in the market to take advantage of the discount.

     More information on the DRIP is available. If your shares are held in a brokerage account, ask your broker if his/her firm is set up to participate. If you hold your shares in certificate form, or if you would just like more information, call the DRIP's agent, PFPC Inc., at 1-800-331-1710.

DOES THE FUND HAVE A WEB SITE?

     Yes, check out www.fcclaymore.com, the web site for the Fund. You can find current information there on market prices, net asset values, discounts, yields, dividends, performance and portfolio holdings, as well as news items and general information about the Fund. In the near future, we intend to post on a monthly basis the industry concentrations, the top 10 issuers held in the portfolio and the credit quality breakdown of holdings in the portfolio. In addition, we will post weekly the Fund's 1940 Act asset coverage ratio, which calculates the ratio of the liquidation value of the Fund's Auction Market Preferred Stock (AMPS) relative to the Fund's total net assets. We continue to improve the site, but we need to know what additionally would be helpful. Please let us hear from you.

IS THE FUND CONSIDERING CHANGING ITS NAME?

     Yes. Fund management thinks it is important to have a name that more effectively distinguishes it from the myriad of other preferred funds. To minimize the chances of confusion, we are considering changing the name to one that is more clearly associated with the adviser.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
FINANCIAL DATA
PER SHARE OF COMMON STOCK (UNAUDITED)
----------------------------------------------------------

                                 TOTAL                                DIVIDEND
                               DIVIDENDS  NET ASSET      NYSE       REINVESTMENT
                               PAID (1)     VALUE    CLOSING PRICE    PRICE (2)
                               ---------  ---------  -------------  ------------
January 31, 2003 ...........        --      23.82        25.00             --
February 28, 2003 ..........        --      23.96        25.03             --
March 31, 2003 .............        --      23.93        24.96             --
April 30, 2003 .............    0.1725      24.39        24.75          23.81
May 31, 2003 ...............    0.1725      25.85        25.25          24.97

----------------
(1) The Fund's monthly dividend to Common Shareholders are paid on the 15th day of each month or the next succeeding business day if the 15th is not a business day.
(2) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2003 (UNAUDITED)
                      ----------------------------------------------------------


                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

PREFERRED SECURITIES -- 58.9%
     ADJUSTABLE RATE PREFERRED SECURITIES -- 1.6%
            BANKING -- 1.3%
              Fleet Boston Financial Corporation:
$  3,000,000    BankBoston Capital Trust III,
                Adj. Rate Pfd. 6/15/27
                Capital Security ...............  $    2,745,000
              J.P.  Morgan  Chase  &  Co.:
     100,000    4.96%  FRAP  Fixed  to  6/03 ...       5,066,250*
      68,900    Series A, Adj. Rate Pfd. .......       6,786,650*
     255,000    Series N, Adj. Rate Pfd. .......       6,390,937*
                                                  --------------
              TOTAL BANKING ADJUSTABLE RATE
                PREFERRED SECURITIES ...........      20,988,837
                                                  --------------
            UTILITIES -- 0.3%
              Public Service Enterprise Group, Inc.:
$  5,000,000    Enterprise Capital Trust II,
                Adj. Rate Pfd. 06/30/28
                Capital Security ...............       2,762,500
$  3,140,000  TXU Gas Capital I,
                Adj. Rate Pfd. 07/01/28
                Capital Security ...............       1,766,250
                                                  --------------
              TOTAL UTILITIES ADJUSTABLE RATE
                PREFERRED SECURITIES ...........       4,528,750
                                                  --------------
              TOTAL ADJUSTABLE RATE
                PREFERRED SECURITIES ...........      25,517,587
                                                  --------------
     FIXED RATE PREFERRED SECURITIES -- 57.3%
            BANKING -- 22.9%
     108,197  Abbey National Group,
                7.375% Pfd. ....................       2,923,483
              ABN AMRO North America, Inc.:
       1,500    6.46% Pfd., Pvt., 144A*** ......       1,663,177*
       5,551    6.59% Pfd., Pvt., 144A*** ......       6,113,344*
              Bank of America Corporation:
   1,324,000    BAC Capital Trust IV,
                5.875% Pfd. ....................      33,755,380
     528,100  Bank of New York Capital V,
                5.95% Pfd. .....................      13,426,942
              Bank One Corporation:
$  5,600,000    First Chicago NBD Capital A,
                7.95% 12/01/26
                Capital Security, 144A*** ......       6,742,148

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

     536,535  Citigroup Capital IX,
                6.00% Pfd. .....................  $   13,826,507
              Comerica, Inc.:
      27,900    Comerica (Imperial)
                Capital Trust I,
                7.60% Pfd. .....................         773,249
$ 11,000,000  Cullen/Frost Capital Trust I,
                8.42% 2/01/27 Capital Security,
                Series A .......................      13,160,290
              Deutsche Bank:
$    500,000    BT Capital Trust B,
                7.90% 1/15/27
                Capital Security, Series B1 ....         578,625
              Fleet Boston Financial Corporation:
$  1,240,000    BankBoston Capital Trust I,
                8.25% 12/15/26 Capital Security        1,500,846
$ 15,300,000    BankBoston Capital Trust II,
                7.75% 12/15/26 Capital Security
                Series B .......................      17,807,900
      55,000    Fleet Capital Trust VII,
                7.20% Pfd. .....................       1,499,850
      79,100    Fleet Capital Trust VIII,
                7.20% Pfd. .....................       2,162,594
              GreenPoint Financial Corporation:
$ 40,050,000    GreenPoint Capital Trust I,
                9.10% 06/1/27 Capital Security        48,453,692
$ 16,350,000  HBOS Capital Funding LP,
                6.85% 03/23/09 Capital Security       17,303,859
              HSBC USA, Inc.:
$ 15,600,000    Republic New York Capital I,
                7.750% 11/15/26 Capital Security      17,974,944
$ 16,200,000    Republic New York Capital II,
                7.53% 12/4/26
                Capital Security, STOPS ........      18,349,011
              J.P. Morgan Chase & Co.:
$  4,000,000    Chase Capital I,
                7.67% 12/01/26 Capital Security        4,597,920
$ 13,262,000    J.P. Morgan Capital Trust I,
                7.54% 01/15/27 Capital Security       15,039,572
$ 11,661,000    J.P. Morgan Capital Trust II,
                7.95% 02/27/27 Capital Security       13,643,545


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003 (UNAUDITED)
----------------------------------------------------------

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

PREFERRED SECURITIES (CONTINUED)
     FIXED RATE PREFERRED SECURITIES (CONTINUED)
            BANKING (CONTINUED)
$ 12,150,000  Keycorp Institutional Capital A,
                7.826% 12/01/26 Capital Security,
                Series A .......................  $   14,251,889
              Marshall & Ilsley Corporation:
$ 25,280,000    M&I Capital Trust A,
                7.65% 12/01/26 Capital Security       29,807,016
              North Fork Bancorporation:
$  1,000,000    North Fork Capital Trust II,
                8.00% 12/15/27 Capital Security        1,185,710
              Union Planters Corporation:
          60    Union Planters Preferred Funding,
                7.75% Pfd., 144A*** ............       6,219,120
$  8,000,000    Union Planters Capital Trust,
                8.20% 12/15/26 Capital Security        9,380,960
       6,000  U.S. Bancorp,
                USB Capital IV, 7.35% Pfd. .....         162,960
      23,500  VNB Capital Trust I,
                7.75% Pfd. .....................         635,793
              Wachovia Corporation:
     437,800    Wachovia Preferred Funding,
                7.25% Pfd., Series A ...........      12,105,170
              Washington Mutual, Inc.:
$    500,000    Great Western Finance Trust II,
                8.206% 02/01/27
                Capital Security, Series A .....         593,505
$ 20,750,000    8.36% 12/01/26
                Capital Security, 144A*** ......      24,956,959
$  6,000,000  Webster Capital Trust II,
                10.00% 04/01/27 Capital Security       7,065,930
     365,000  Wells Fargo Capital Trust VII,
                5.85% Pfd. .....................       9,316,625
                                                  --------------
              TOTAL BANKING FIXED RATE
                PREFERRED SECURITIES ...........     366,978,515
                                                  --------------
            FINANCIAL SERVICES -- 13.7%
              CIT Group, Inc.:
      30,000    Corporate-Backed Trust Certificates,
                7.75% Pfd., Series CIT .........         809,700

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

              Countrywide Financial Corporation:
$ 15,459,000    Countrywide Capital I,
                8.00% 12/15/26 Capital Security   $   17,866,044
   1,009,000    Countrywide Capital IV,
                6.75% Pfd. .....................      26,123,010
              Fannie Mae:
     700,000    5.10% Pfd. Series E ............      35,609,000*
     500,000    5.125% Pfd. ....................      25,785,000*
     799,000  General Electric Capital Corporation,
                5.875% Pfd. ....................      20,789,980
              Household International, Inc.:
      80,000    Household Capital Trust IV,
                7.25% Pfd., Series P, TOPrS ....       2,041,200
              Lehman Brothers Holdings, Inc.:
      25,000    5.94% Pfd., Series C ...........       1,330,875*
   1,655,000    Lehman Capital Trust III,
                6.375% Pfd. Series K ...........      42,864,500
              Morgan Stanley:
      87,900    MSDW Capital Trust I,
                7.10% Pfd. TOPrS ...............       2,229,144
   1,114,900    Morgan Stanley Capital Trust III,
                6.25% Pfd. .....................      28,541,440
     202,000    Morgan Stanley Capital Trust IV,
                6.25% Pfd. .....................       5,227,760
     160,000  SLM Corporation,
                6.97% Pfd. Series A ............       8,929,600*
      61,500  Transamerica Finance Corporation,
                7.10% Pfd. QUIBS ...............       1,563,945
                                                  --------------
              TOTAL FINANCIAL SERVICES FIXED
                RATE PREFERRED SECURITIES ......     219,711,198
                                                  --------------
            INSURANCE -- 10.2%
              ACE, Ltd.:
   1,669,980    7.80% Pfd., Series C ...........      43,578,128
      73,600    Capital Re LLC,
                7.65% MIPS .....................       1,862,080
              AON Corporation:
      94,900    Saturns-AON 2003-3,
                8.00% Pfd. Series AON ..........       2,441,777
              The Hartford Financial
                Services Group, Inc.:
      11,300    Hartford Life Capital I,
                7.20% Pfd. Series A, TRUPS .....         285,382


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2003 (UNAUDITED)
                      ----------------------------------------------------------

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

PREFERRED SECURITIES (CONTINUED)
     FIXED RATE PREFERRED SECURITIES (CONTINUED)
            INSURANCE (CONTINUED)
     564,000  ING Groep NV,
                7.20% Pfd. .....................  $   15,405,660
     270,989  PartnerRe Ltd.,
                6.75% Pfd., Series C ...........       6,988,806
     332,235  Renaissancere Holding,
                7.30% Pfd. Series B ............       8,669,672
              SAFECO Corporation:
$ 19,989,000    SAFECO Capital Trust I,
                8.072% 07/15/37 Capital Security      23,668,575
      56,000    Saturns-SAFC 2001-7,
                8.25% Pfd. Series SAFC .........       1,486,800
              The St. Paul Companies, Inc.:
$  2,200,000    MMI Capital Trust I,
                7.625% 12/15/27 Capital Security,
                Series B .......................       2,365,935
      12,285    St. Paul Capital Trust I,
                7.60% Pfd. .....................         320,761
$    500,000    USF&G Capital,
                8.312% 07/01/46
                Capital Security, Pvt. 144A*** .         589,363
$ 16,750,000    USF&G Capital I,
                8.50% 12/15/45
                Capital Security 144A*** .......      20,170,601
              UnumProvident Corporation:
      37,000    Corts-UnumProvident Corporation,
                8.50% Pfd. .....................         885,410
$  8,000,000    Provident Financing Trust I,
                7.405% 03/15/38 Capital Security       7,363,960
              XL Capital Ltd.:
      15,000    7.625% Pfd. Series B ...........         412,725
      18,000    8.00% Pfd. Series A ............         502,110
$  2,900,000  Zurich Capital Trust I,
                8.376% 06/01/37
                Capital Security, 144A*** ......       3,156,273
              Zurich RegCaps Fund Trust I:
       5,000    6.01% Pfd. Pvt. 144A*** ........       4,797,050*
      18,200    6.58% Pfd. Pvt. 144A*** ........      17,674,020*
                                                  --------------
              TOTAL INSURANCE FIXED RATE
              PREFERRED SECURITIES .............     162,625,088
                                                  --------------

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

            MISCELLANEOUS INDUSTRIES -- 0.8%
       4,750  Centaur Funding Corporation,
                9.08% Pfd, 144A*** .............  $    6,259,692
      19,100  Equity Office Property Trust,
                7.75% Pfd. Series G ............         510,734
      54,000  Ocean Spray Cranberries, Inc.,
                6.25% Pfd., Pvt., 144A*** ......       4,791,690*
      14,700  Public Storage, Inc.,
                7.625% Pfd. ....................         397,562
                                                  --------------
              TOTAL MISCELLANEOUS
                INDUSTRIES FIXED RATE
                PREFERRED SECURITIES ...........      11,959,678
                                                  --------------
            OIL AND GAS -- 1.7%
       9,700  EOG Resources, Inc.,
                7.195% Pfd., Series B ..........      11,167,416*
$ 13,315,000  Phillips 66 Capital Trust II,
                8.00% 01/15/37 Capital Security       15,761,498
                                                  --------------
              TOTAL OIL AND GAS FIXED RATE
                PREFERRED SECURITIES ...........      26,928,914
                                                  --------------
            UTILITIES -- 8.0%
              AEP Texas Central Company:
      38,200    CPL Capital I,
                8.00% Pfd. Series A, QUIPS .....         975,246
              AGL Resources, Inc.:
$  3,750,000    AGL Capital Trust,
                8.17% 06/01/37 Capital Security        4,403,175
      10,000  Allete Capital I,
                8.05% QUIPS ....................         262,150
              CenterPoint Energy, Inc.:
$ 11,262,000    Houston Light & Power,
                Capital Trust II,
                8.257% 02/01/37
                Capital Security, Series B .....      11,119,705
              Commonwealth Edison Company:
$  4,700,000    COMED Financing II,
                8.50% 01/15/27
                Capital Security, Series B .....       5,897,090
$ 26,220,000    COMED Financing III,
                6.35% 03/15/33 Capital Security       27,888,903


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003 (UNAUDITED)
----------------------------------------------------------

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

PREFERRED SECURITIES (CONTINUED)
     FIXED RATE PREFERRED SECURITIES (CONTINUED)
            UTILITIES (CONTINUED)
              Dominion Resources, Inc.:
      50,000    Dominion CNG Capital Trust I,
                7.80% Pfd. .....................  $    1,367,250
      14,985    Virginia Electric & Power Company,
                $4.12 Pfd. .....................       1,174,075*
      21,684    Virginia Electric & Power Company,
                $4.80 Pfd. .....................       1,978,665*
              Duke Energy Corporation:
      51,000    4.50% Pfd., Series C, Pvt. .....       3,614,115*
      10,000    7.04% Pfd. Series Y ............       1,033,350*
      51,331    7.85% Pfd., Series S ...........       5,326,874*
     700,000    Duke Capital Finance Trust III,
                8.375% Pfd. ....................      18,634,000
       7,800    Duke Energy Capital Trust II,
                7.20% TOPrS ....................         205,491
      42,500  Energy East Capital Trust I,
                8.25% TOPrS ....................       1,159,400
      10,240  Entergy Arkansas, Inc.,
                4.56% Pfd. Series 1965 .........         695,808*
      10,850  Entergy Louisiana, Inc.,
                8.00% Pfd., Series 92 ..........         277,977*
      12,442  Great Plains Energy, Inc.,
                4.20% Pfd. .....................         857,503*
      25,999  Indiana Michigan Power Company,
                6.875% Sinking Fund Pfd. .......       2,634,739*
     107,100  Indianapolis Power & Light Company,
                5.65% Pfd. .....................       8,620,479*
      10,000  Interstate Power & Light Company,
                7.875% Pfd. Series A ...........         254,300
              The Laclede Group, Inc.:
      32,300    Laclede Capital Trust I,
                7.70% Pfd. .....................         852,397
              Northern States Power Company:
     177,351    NSP Financing I,
                7.875% Pfd. TOPrS ..............       4,525,997
              OGE Energy Corporation:
       3,800    OGE Energy Capital Trust I,
                8.375% Pfd. ....................         101,821

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

$  2,300,000  PECO Energy Capital Trust III,
                7.38% 04/6/28,
                Capital Security, Series D .....  $    2,681,018
              Pacific Enterprises:
       4,550    $4.40 Pfd. .....................         351,101*
       1,370    $4.75 Pfd., Series 53 ..........         114,128*
              Potomac Electric Power Company:
      69,669    $3.40 Pfd. Sinking Fund ........       3,490,068*
      11,000    Potomac Electric Power Trust I,
                7.375% Pfd. TOPrS ..............         277,585
     140,600  Public Service Company of Colorado,
                Capital Trust I,
                7.60% TOPrS ....................       3,595,142
              Public Service Company of Oklahoma:
      53,300    PSO Capital I,
                8.00% TOPrS ....................       1,360,216
              Public Service Enterprise Group, Inc.:
     215,750    PSEG Funding Trust II,
                8.75% Pfd. .....................       5,908,314
              Puget Energy, Inc.:
$  2,000,000    Puget Capital Trust,
                8.231% 06/01/27
                Capital Security, Series B .....       2,154,990
      94,100  Southwestern Public Service Capital I,
                7.85% Pfd. Series A ............       2,374,143
      58,800  Swepco Capital I,
                7.875% TOPrS, Series A .........       1,499,988
$    500,000  Union Electric Company,
                7.69% 12/15/36 Capital Security,
                Series A, 144A*** ..............         605,190
                                                  --------------
              TOTAL UTILITIES FIXED RATE
                PREFERRED SECURITIES ...........     128,272,393
                                                  --------------
              TOTAL FIXED RATE
                PREFERRED SECURITIES ...........     916,475,786
                                                  --------------
              TOTAL PREFERRED SECURITIES
                (Cost $891,377,764) ............     941,993,373
                                                  --------------


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2003 (UNAUDITED)
                      ----------------------------------------------------------

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

CORPORATE DEBT SECURITIES -- 16.4%
            FINANCIAL SERVICES -- 2.5%
              General Motors Acceptance Corporation:
      20,000    7.25% 2/7/33 PINES .............  $      501,700
$ 20,000,000    8.00% 11/01/31 Capital Security,
                Senior Bonds ...................      20,880,600
              Household International, Inc.:
     600,000    Household Financial Corporation,
                6.875% Pfd. Senior Notes .......      16,245,000
$  2,200,000  Morgan Stanley Finance,
                8.03% 02/28/17 Capital Units ...       2,448,798
                                                  --------------
              TOTAL FINANCIAL SERVICES
                CORPORATE DEBT SECURITIES ......      40,076,098
                                                  --------------
            INSURANCE -- 2.5%
     369,000  Delphi Financial,
                8.00% 05/15/33 Senior Notes ....       9,533,115
$ 27,000,000  Travelers Property Casualty,
                6.375% 03/15/33
                Capital Security, Senior Notes .      30,295,890
                                                  --------------
              TOTAL INSURANCE CORPORATE
                DEBT SECURITIES ................      39,829,005
                                                  --------------
            OIL AND GAS -- 0.7%
$  9,295,000  KN Energy, Inc.,
                7.45% 03/01/98 Capital Security       10,826,119
                                                  --------------
            UTILITIES -- 10.1%
$ 34,000,000  AEP Texas Central Company,
                6.65% 02/15/33
                Capital Security 144A*** .......      38,312,220
     235,190  Appalachian Power Corporation,
                7.20% 03/31/38
                Series A, Senior Notes .........       6,012,632
$  9,000,000  CenterPoint Energy, Inc.,
                6.95% 03/15/33
                Capital Security Pvt. 144A*** ..      10,685,655
$ 10,000,000  Constellation Energy Group,
                7.60% 04/1/32
                Capital Security, Senior Notes .      12,433,700
$  1,000,000  DTE Energy Company,
                6.375% 04/15/33
                Capital Security, Senior Notes .       1,092,670

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

              Duke Capital Corporation:
$ 11,179,000    6.75% 02/15/32
                Capital Security, Senior Notes .  $   10,842,680
$ 10,000,000    8.00% 10/1/19
                Capital Security, Senior Notes .      10,969,350
     567,015  Georgia Power Company,
                5.90% 04/15/33 Senior Notes ....      14,569,451
      50,000  Mississippi Power Company,
                5.625% Pfd., Senior Notes ......       1,284,750
      34,600  Ohio Power Company,
                7.375% Senior Notes ............         882,992
              Public Service Enterprise Group, Inc.:
$ 18,220,000    PSEG Power LLC,
                8.625% 04/15/31 Capital Security      24,519,838
              TXU US Holding Company:
$ 10,000,000    Oncor Electric,
                7.25% 01/15/33
                Capital Security, Pvt. 144A*** .      12,115,650
$ 15,000,000    TXU Energy Company,
                7.00% 03/15/13
                Capital Security 144A*** .......      16,814,100
      66,000  Virginia Power Capital Trust,
                7.375% 07/30/42 ................       1,801,800
                                                  --------------
              TOTAL UTILITIES CORPORATE
                DEBT SECURITIES ................     162,337,488
                                                  --------------
            MISCELLANEOUS -- 0.6%
              BellSouth Corporation:
$    390,000    BellSouth Telecommunication,
                7.00% 12/01/95 Capital Security          479,017
      15,780    Corporate-Backed Trust Certificates,
                7.00% 12/01/95 Series BLS ......         417,539
$  5,000,000  Ford Motor Company,
                7.45% 07/16/31 Capital Security        4,705,075
$  4,000,000  Pulte Homes, Inc.,
                6.375% 05/15/33
                Capital Security, Senior Notes .       4,032,840
                                                  --------------
              TOTAL MISCELLANEOUS CORPORATE
                DEBT SECURITIES ................       9,634,471
                                                  --------------
              TOTAL CORPORATE DEBT SECURITIES
                (Cost $240,194,873) ............     262,703,181
                                                  --------------


     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003 (UNAUDITED)
----------------------------------------------------------

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

COMMON STOCKS AND CONVERTIBLE SECURITIES -- 3.8%
            INSURANCE -- 0.1%
      20,000  Hartford Financial Services,
                7.00% Pfd. Convertible .........  $    1,034,200
      20,000  UnumProvident Corporation,
                8.25% Pfd. Convertible .........         586,100
                                                  --------------
              TOTAL INSURANCE COMMON STOCKS
                AND CONVERTIBLE SECURITIES .....       1,620,300
                                                  --------------
            MISCELLANEOUS -- 0.2%
      65,000  Alltel Corporation,
                7.75% Pfd. Convertible .........       3,217,175
                                                  --------------
            UTILITIES -- 3.5%
     170,700  Ameren Corporation,
                9.75% Pfd. Convertible .........       4,852,147
     215,000  American Electric Power,
                9.25% Pfd. Convertible .........       9,268,650
     300,000  Duke Energy Corporation ..........       5,797,500*
     295,300  FPL Group, Inc.,
                8.50% Pfd. Convertible .........      17,486,190
     100,000  Keyspan Corporation,
                8.75% Pfd. Convertible .........       5,184,500
     445,000  TXU Corporation,
                8.75% Pfd. Convertible .........      13,439,000
                                                  --------------
              TOTAL UTILITIES COMMON STOCKS
                AND CONVERTIBLE SECURITIES .....      56,027,987
                                                  --------------
              TOTAL COMMON STOCKS
                AND CONVERTIBLE SECURITIES
                (Cost $54,750,752) .............      60,865,462
                                                  --------------
 U.S. GOVERNMENT AND AGENCY DEBT SECURITIES -- 19.0%
$ 75,000,000  Fannie Mae,
                6.625% 11/15/30 ................      95,371,875
$ 65,000,000  Freddie Mac,
                4.50% 01/15/13 .................      69,724,200
$110,000,000 United States Treasury Bond,
                6.125% 08/15/29 ................     138,408,600
                                                  --------------
              TOTAL U.S. GOVERNMENT AND
                AGENCY DEBT SECURITIES
                (Cost $290,800,615) ............     303,504,675
                                                  --------------

                                                      VALUE
SHARES/$ PAR                                         (NOTE 2)
------------                                         --------

OPTION CONTRACTS -- 0.6%  (Cost $9,639,553)
      10,000  Put Option on U.S. Treasury
                Bond September Futures,
                Expiring 08/23/03 ..............  $    9,695,313+
                                                  --------------
MONEY MARKET FUND -- 0.7%  (Cost $11,765,398)
  11,765,398  BlackRock Provident Institutional
                TempFund, 1.19% ................      11,765,398
                                                  --------------
TOTAL INVESTMENTS
(Cost $1,498,528,955**) ............   99.4%       1,590,527,402
OTHER ASSETS AND LIABILITIES (Net)..    0.6%           9,604,602
                                      -----       --------------
TOTAL NET ASSETS AVAILABLE TO COMMON
STOCK AND PREFERRED STOCK ..........  100.0%++    $1,600,132,004
                                      -----       --------------
AUCTION MARKET PREFERRED STOCK (AMPS)
REDEMPTION VALUE                                    (542,000,000)
ACCUMULATED UNDECLARED DISTRIBUTIONS
TO AMPS                                                 (108,654)
                                                  --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK        $1,058,023,350
                                                  ==============

--------------
*    Securities eligible for the Dividends Received Deduction.
**   Aggregate cost of securities held.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
FRAP    --  Fixed/Adjustable Rate Preferred Stock
MIPS    --  Monthly Income Preferred Securities
PINES   --  Public Income Notes
QUIBS   --  Senior Quarterly Interest Bonds
QUIPS   --  Quarterly Income Preferred Securities
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TOPRS   --  Trust Originated Preferred Securities
TRUPS   --  Trust Preferred Securities
PFD.    --  Preferred Securities
PVT.    --  Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        MAY 31, 2003 (UNAUDITED)
                      ----------------------------------------------------------


ASSETS:
   Investments, at value (Cost $1,498,528,955)
     (See accompanying schedule) ..........................                     $1,590,527,402
   Cash and Receivable for Investments sold ...............                          2,243,520
   Dividends and interest receivable ......................                         19,694,855
   Prepaid expenses .......................................                            260,944
                                                                                --------------
           Total Assets ...................................                      1,612,726,721
LIABILITIES:
   Payable for securities purchased .......................   $10,777,390
   Offering costs payable .................................       757,141
   Investment advisory fee payable ........................       568,867
   Administration, Transfer Agent and Custodian fees and
     expenses payable .....................................       166,913
   Servicing agent fees payable ...........................       166,613
   Professional fees payable ..............................        31,803
   Accrued expenses and other payables ....................       125,990
   Accumulated undeclared distributions to Auction Market
     Preferred Stock Shareholders .........................       108,654
                                                              -----------
           Total Liabilities ..............................                         12,703,371
                                                                                --------------
   AUCTION MARKET PREFERRED STOCK (21,680 SHARES
     OUTSTANDING) REDEMPTION VALUE ........................                        542,000,000
                                                                                --------------
NET ASSETS AVAILABLE TO COMMON STOCK ......................                     $1,058,023,350
                                                                                ==============
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income ....................                         $1,793,394
   Accumulated net realized (loss) on investments sold ....                         (4,938,493)
   Unrealized appreciation on investments .................                         91,998,447
   Par value of Common Stock ..............................                            409,262
   Paid-in capital in excess of par value of Common Stock .                        968,760,740
                                                                                --------------
           Total Net Assets Available to Common Stock .....                     $1,058,023,350
                                                                                ==============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (40,926,173 shares outstanding) ...........                     $        25.85
                                                                                ==============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM JANUARY 31, 2003* THROUGH MAY 31, 2003 (UNAUDITED)
----------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends++ ................................................                     $ 6,757,717
     Interest ...................................................                      12,750,623
                                                                                     ------------
          Total Investment Income ...............................                      19,508,340

EXPENSES:
     Investment advisory fee ....................................   $1,644,248
     Servicing agent fee ........................................      434,264
     Administrator's fee ........................................      163,926
     Auction Market Preferred broker commissions and auction
        agent fees ..............................................      146,792
     Shareholder transfer and payment agent fees and expenses ...      128,456
     Insurance expense ..........................................       61,109
     Professional fees ..........................................       45,031
     Custodian fees and expenses ................................       30,465
     Directors' fees and expenses ...............................       23,985
     Other ......................................................      146,355
                                                                    ----------
          Total Expenses ........................................                       2,824,631
                                                                                     ------------
NET INVESTMENT INCOME ...........................................                      16,683,709
                                                                                     ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized (loss) on investments sold during the period ..                      (4,938,493)
     Change in unrealized appreciation of investments held
        during the period .......................................                      91,998,447
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................                      87,059,954
                                                                                     ------------
DISTRIBUTIONS TO AUCTION MARKET PREFERRED
   STOCK SHAREHOLDERS:
     From net investment income (including changes in
        accumulated, but undeclared distributions) ..............                        (783,201)
                                                                                     ------------
NET INCREASE IN NET ASSETS TO COMMON STOCK RESULTING
   FROM OPERATIONS ..............................................                    $102,960,462
                                                                                     ============

-----------------
*   Commencement of operations.
++ For Federal income tax purposes, a significant portion of this amount does NOT qualify for the inter-corporate dividends received deduction ("DRD") or as Qualified Dividend Income ("QDI") for individuals.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                   STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK
                   -------------------------------------------------------------


                                                                                     FOR THE PERIOD
                                                                                    FROM JANUARY 31,
                                                                                      2003* THROUGH
                                                                                      MAY 31, 2003
                                                                                       (UNAUDITED)
                                                                                    ----------------
OPERATIONS:
     Net investment income ......................................................   $   16,683,709
     Net realized (loss) on investments sold during the period ..................       (4,938,493)
     Change in net unrealized appreciation of investments held during
        the period ..............................................................       91,998,447
     Distributions to Auction Market Preferred Stock (AMPS)
        Shareholders from net investment income .................................         (783,201)
                                                                                    --------------
     Net increase in net assets resulting from operations .......................      102,960,462

DISTRIBUTIONS:
     Distributions paid from net investment income to Common
        Stock Shareholders ......................................................      (14,107,114)
     Distributions paid from net realized capital gains to Common
        Stock Shareholders ......................................................               --
                                                                                    --------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ....................................      977,007,485
     Decrease due to Cost of Common Stock offering ..............................       (2,042,500)
     Decrease due to Cost of AMPS Issuance ......................................       (5,895,000)
                                                                                    --------------
     Net increase in net assets available to Common Stock
        resulting from Fund share transactions ..................................      969,069,985
                                                                                    --------------

NET INCREASE IN NET ASSETS AVAILABLE TO
     COMMON STOCK FOR THE PERIOD ................................................    1,057,923,333

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ........................................................          100,017
                                                                                    --------------
     End of period (including undistributed net investment
        income of $1,793,394) ...................................................   $1,058,023,350
                                                                                    ==============

-----------------
*   Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------
     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                            FOR THE PERIOD FROM
                                                             JANUARY 31, 2003*
                                                           THROUGH MAY 31, 2003
                                                                (UNAUDITED)
                                                                ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ......................     $    23.82(1)

INVESTMENT OPERATIONS:
Net investment income .....................................           0.41
Net realized and unrealized gain on investments ...........           2.12

DISTRIBUTIONS TO AMPS** SHAREHOLDERS:
From net investment income ................................          (0.02)
From net realized capital gains ...........................             --
                                                                ----------
Total from investment operations ..........................           2.51
                                                                ----------
COST OF ISSUANCE OF AMPS** ................................          (0.14)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ................................          (0.34)
From net realized capital gains ...........................             --
                                                                ----------
Total distributions to Common Shareholders ................          (0.34)
                                                                ----------
Net asset value, end of period ............................     $    25.85
                                                                ==========
Market value, end of period ...............................     $    25.25
                                                                ==========
Total investment return based on net asset value*** .......         10.06%(2)(4)
                                                                ==========
Total investment return based on market value *** .........          2.43%(2)(4)
                                                                ==========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Total net assets, end of period (in 000's) ...........     $1,058,023
     Operating expenses ...................................           0.74%(3)
     Net Investment Income **** ...........................           4.14%(3)

--------------------------------------------
SUPPLEMENTAL DATA:+
     Portfolio turnover rate ..............................             87%(4)
     Total net assets available to Common and Preferred Stock,
       end of period (in 000's) ...........................     $1,600,023
     Ratio of operating expenses to total average net assets
       available to Common and Preferred Stock ............           0.61%(3)

   *  Commencement of operations.
  **  Auction Market Preferred Stock.
 *** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
**** The net investment income ratios reflect income net of operating expenses and payments to AMPS** Shareholders.
   +  Information presented under heading Supplemental Data includes AMPS**.
 (1) Net asset value at beginning of period reflects the deduction of the sales load of $1.125 per share and offering costs of $0.05 per share paid by the shareholder from the $25.00 offering price.
 (2) Total return on net asset value is calculated assuming a purchase at the offering price of $25.00 less the sales load of $1.125 and offering costs of $0.05 and the ending net asset value per share. Total return on market value is calculated assuming a purchase at the offering price of $25.00 on the inception date of trading (January 29, 2003) and the sale at the current market price on the last day of the period. Total return on net asset value and total return on market value are not computed on an annualized basis.
 (3)  Annualized.
 (4)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                                    FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
                      ----------------------------------------------------------
      The table below sets out information with respect to Auction Market Preferred Stock (AMPS) currently outstanding.

                                                                  AVERAGE
                                     ASSET       LIQUIDATING      MARKET
                  TOTAL SHARES     COVERAGE      PREFERENCE        VALUE
   AT PERIOD END   OUTSTANDING  PER SHARE  (1)    PER SHARE    PER SHARE (2)
   -------------  ------------  --------------   -----------   -------------
     05/31/03*       21,680          $73,802        $25,000        $25,000

----------------------
(1) Calculated by subtracting the Fund's total liabilities (excluding the AMPS) from the Fund's total assets and dividing that amount by the number of AMPS shares outstanding.
(2) Excludes accumulated undeclared dividends.
*   Unaudited.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
----------------------------------------------------------


1.   ORGANIZATION

     F&C/Claymore Preferred Securities Income Fund Incorporated (the "Fund") was incorporated as a Maryland corporation on May 23, 2002, and commenced operations on January 31, 2003 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its Common Shareholders with high current income consistent with the preservation of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of its Auction Market Preferred Stock ("AMPS"), and (iii) accumulated and unpaid dividends on AMPS.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with one or more valuations obtained from one or more broker/dealers or banks that are not counterparties to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                      ----------------------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis. Furthermore, in recording investment income, the Fund also amortizes premiums and accretes discounts on those fixed income securities, such as capital securities, which trade and are quoted on an "accrual income" basis.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision will be required.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------

3. INVESTMENT ADVISORY FEE, SERVICING AGENT FEE, ADMINISTRATION FEE, CUSTODIAN FEE, TRANSFER AGENT FEE AND DIRECTORS' FEES

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.525% on the first $200 million of the Fund's average weekly total managed assets, 0.45% of the next $300 million of the Fund's average weekly total managed assets, and 0.40% on the Fund's average weekly total managed assets above $500 million.

     For purposes of calculating such fee and the fees to the Servicing Agent, the Administrator and the Custodian (described below), the Fund's average weekly total managed assets means the total assets of the Fund (including assets attributable to any AMPS outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt representing financial leverage). For purposes of determining total managed assets, the liquidation preference of any AMPS issued by the Fund is not treated as a liability.

     Claymore Securities, Inc. (the "Servicing Agent") serves as the Fund's Servicing Agent. In this capacity, it acts as shareholder servicing agent to the Fund. As compensation for its services, the Fund pays the Servicing Agent a fee computed and paid monthly at the annual rate of 0.025% of the first $200 million of the Fund's average weekly total managed assets, 0.10% of the next $300 million of the Fund's average weekly total managed assets and 0.15% of the Fund's average weekly total managed assets above $500 million.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% on the first $200 million of the Fund's average weekly total managed assets, 0.04% on the next $300 million of the Fund's average weekly total managed assets and 0.03% on the next $500 million of the Fund's average weekly total managed assets and 0.02% on the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock Transfer Agent, dividend-paying agent, and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% on the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.01% on the next $350 million of the Fund's average weekly net assets attributable to Common Stock, and 0.005% on the next $500 million of the Fund's average weekly net assets attributable to Common Stock and 0.0025% on the Fund's average weekly net assets attributable to Common Stock above $1 billion, plus certain out-of-pocket expenses. For purpose of calculating such fee, the Fund's average weekly net assets attributable to Common Stock will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities and accumulated dividends, if any, on AMPS. For this calculation, the Fund's liabilities include the aggregate liquidation preference of any outstanding Fund preferred shares.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                      ----------------------------------------------------------

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% on the first $200 million of the Fund's average weekly total managed assets, 0.008% on the next $300 million of the Fund's average weekly total managed assets, 0.006% on the next $500 million of the Fund's average weekly total managed assets, and 0.005% on the Fund's average weekly total managed assets above $1 billion.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser or the Servicing Agent a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

4.   PURCHASES AND SALES OF SECURITIES

     For the period from inception through May 31, 2003, the cost of purchases of US Government and other securities, excluding short-term investments, aggregated $882,226,500 and $1,235,441,436, respectively. Proceeds from sales of US Government and other securities, excluding short-term investments, aggregated $597,504,375 and $48,422,391, respectively.

     At May 31, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $92,540,920 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $542,473.

5.   COMMON STOCK

     There  are  250,000,000   shares  of  capital  stock  authorized  of  which
240,000,000 are classified as Common Stock, par value $0.01 per share. At May 31, 2003, there were 40,926,173 shares of Common Stock issued and outstanding.

     ORGANIZATION EXPENSES AND COSTS OF THE COMMON STOCK OFFERING: Organization expenses relating to organizing the Fund of $24,113 have been paid by the Adviser. Costs of the Common Stock offering were estimated to be approximately $2,042,500. The Adviser has also agreed to pay offering costs (excluding sales charges) that exceed $0.05 per share. Costs of the Common Stock offering up to $0.05 per share and sales charges will be borne by the Fund and its shareholders and are accounted for as a reduction to paid-in capital. Based on the initial offering of 36,500,000 shares, and the subsequent offering of 4,350,000 shares through exercise of the underwriters' over-allotment option in connection with the initial offering, all of the offering costs will be borne by the Fund.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------


     Common Stock transactions are reflected in the following table:

               FOUR MONTHS ENDED 5/31/03 (FUND INCEPTION TO DATE)
               --------------------------------------------------

                                      SHARES          GROSS AMOUNT       SALES LOAD         NET AMOUNT
                                    ----------      --------------       -----------       ------------

Beginning Capitalization                 4,198      $      100,017       $         0       $    100,017

Initial Public Offering
on 3/31/03                          36,500,000         912,500,000        41,062,500        871,437,500

Shares offered through
exercise of Underwriters
over-allotment option
   On 2/18/03                        2,500,000          62,500,000         2,812,500         59,687,500
   On 3/19/03                        1,850,000          46,250,000         2,081,250         44,168,750

Issued under the Dividend
Reinvestment and Cash
Purchase Plan                           71,975           1,713,735                 0          1,713,735
                                    ----------      --------------       -----------       ------------
Total                               40,926,173      $1,023,063,752       $45,956,250       $977,107,502

6.   AUCTION MARKET PREFERRED STOCK ("AMPS")

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. AMPS, which consists of Series M7, T7, W7, Th7, F7, T28 and W28, are senior to the Common Stock and their issuance results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on AMPS are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the AMPS. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, AMPS at a redemption price of $25,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     An auction of the AMPS is generally held every 7 days for Series M7, T7, W7, Th7 and F7 and every 28 days for Series T28 and W28. Existing Shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. AMPS Shareholders may also trade shares in the secondary market between auction dates.

     On April 23, 2003, the Fund issued 3,200 shares each for Series M7, T7, W7, Th7 and F7 and 2,840 shares each for Series T28 and W28 totaling 21,680 shares of AMPS. AMPS have an aggregate

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                      ----------------------------------------------------------

liquidation value of $80 million each for Series M7, T7, W7, Th7 and F7, and $71 million each for Series T28 and W28 or $542 million in total, and were issued with an initial dividend rate equal to 1.35% for all Series.

     The underwriters' discount of 1% of the $542 million face value of AMPS totaled $5,420,000 and was immediately charged to common equity capital upon completion of the offering.

     Costs of the AMPS issue, including legal, printing, registration, rating fees, etc. of $475,000, were charged against common equity capital. The sum of underwriters' discount and cost of the issue totaled $5,895,000.

     At May 31, 2003, 3,200 shares for Series M7, T7, W7, Th7 and F7 and 2,840 shares for Series T28 and W28 of AMPS were outstanding, with an annual dividend rate of 1.33%, 1.30%, 1.30%, 1.33%, 1.32%, 1.288%, 1.28%, for Series M7, T7, W7,
Th7, F7, T28 and W28, respectively. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in diversified portfolio of preferred securities. This includes fully taxable ("hybrid") preferred securities and traditional preferred stocks eligible for the inter-corporate Dividends Received Deduction ("DRD"). Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in preferred securities. Under current market conditions, the Fund expects that its portfolio of preferred securities will consist principally of "hybrid" or taxable preferreds. Also, under normal market conditions, the Fund invests at least 25% of its total assets in securities issued by companies in the utilities industry and at least 25% of its total assets in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 20% of its total assets in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case, at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its total assets in common stocks, which total includes those convertible securities that trade in close relationship to the underlying common stock of an issuer, and

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------

may invest up to 20% of its total assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, QUIPS, MIPS, TrUPS, QUIDS, QUIBS, CorTS, Trust Preferred Securities, capital securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2003, the Fund owned put options on US Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                                              ADDITIONAL INFORMATION (UNAUDITED)
                      ----------------------------------------------------------


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period from inception through May 31, 2003, $1,852 in brokerage commissions were incurred.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------------------


     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a Shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A Shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

--------------------------------------------------------------------------------
                      F&C/Claymore Preferred Securities Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                      ----------------------------------------------------------


INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND    TIME SERVED         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:

MARTIN BRODY                Director     Since inception   Retired                    3        Director, Jaclyn, Inc.
c/o HMK Associates                                                                             (luggage and
30 Columbia Turnpike                                                                           accessories). Director
Florham Park, NJ 07932                                                                         Emeritus, Smith Barney
Age: 81                                                                                        Mutual Funds (18 Funds).

DAVID GALE                  Director     Since inception   President & CEO of         3        Director, Golden State
Delta Dividend Group, Inc.                                 Delta Dividend                      Vintners, Inc.
220 Montgomery Street                                      Group, Inc. (investments).
Suite 426
San Francisco, CA 94104
Age: 54

MORGAN GUST+                Director     Since inception   Since March 2002,          3                 --
Giant Industries, Inc.                                     President and previously
23733 N. Scottsdale Road                                   held other officerships of
Scottsdale, AZ 85255                                       Giant Industries, Inc.
Age: 56                                                    (petroleum refining and
                                                           marketing)

ROBERT F. WULF              Director     Since inception   Financial Consultant;      3                 --
3560 Deerfield Drive South                                 Trustee, University of
Salem, OR 97302                                            Oregon Foundation;
Age: 66                                                    Trustee, San Francisco
                                                           Theological Seminary.

-------------------
+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.

--------------------------------------------------------------------------------
F&C/Claymore Preferred Securities Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------------------


                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND    TIME SERVED         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
INTERESTED
DIRECTORS:

DONALD F. CRUMRINE++        Director,    Since inception   Chairman of the Board,     3                 --
301 E. Colorado Boulevard   Chairman                       Director of Flaherty &
Suite 720                 of the Board                     Crumrine Incorporated.
Pasadena, CA 91101         and Chief
Age: 55                 Executive Officer

NICHOLAS DALMASO+, ++       Director,    Since inception   Chief Operations Officer   1             Trustee of
210 N. Hale Street       Vice President                    and General Counsel of                 Advent Claymore
Wheaton, IL 60187        and Assistant                     Claymore Securities, Inc.          Convertible Securities
Age: 37                     Secretary                      since November, 2001.                  and Income Fund
                                                           Associate General Counsel
                                                           of Nuveen Investments
                                                           from July 1999 to
                                                           November, 2001. Prior to
                                                           that, Associate General
                                                           Counsel of Van Kampen
                                                           Investments.
OFFICERS:

ROBERT M. ETTINGER          President    Since inception   President and Director of  2                 --
301 E. Colorado Boulevard                                  Flaherty & Crumrine
Suite 720                                                  Incorporated.
Pasadena, CA 91101
Age: 44

PETER C. STIMES         Chief Financial  Since inception   Vice President of         --                 --
301 E. Colorado Boulevard   Officer,                       Flaherty & Crumrine
Suite 720               Chief Accounting                   Incorporated.
Pasadena, CA 91101       Officer, Vice
Age: 47              President, Treasurer,
                    and Assistant Secretary


ROBERT E. CHADWICK      Vice President,  Since inception   Since August 2001,        --                 --
301 E. Colorado Boulevard   Secretary                      Vice President of
Suite 720                 and Assistant                    Flaherty & Crumrine
Pasadena, CA 91101          Treasurer                      Incorporated, from January
Age: 28                                                    1997 through November
                                                           1998, portfolio manager of
                                                           Koch Industries, Inc.

-------------------
+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser. Mr. Dalmaso is considered an "interested person" because of his affiliation with Claymore Securities, Inc. which acts as the Fund's servicing agent.

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


                      [This page intentionally left blank]

                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Nicholas Dalmaso
     Vice President and
     Assistant Secretary
   Robert E. Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF F&C/
 CLAYMORE PREFERRED SECURITIES INCOME FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF F&C/ CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                               [GRAPHIC OMITTED]
                             F&C CLAYMORE LOGO ART

                                   SEMI-ANNUAL
                                     REPORT

                                  MAY 31, 2003



                          web site: www.fcclaymore.com

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) F&C/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED

By (Signature and Title)*/S/ DONALD F. CRUMRINE
                        --------------------------------------------------------
                        Donald F. Crumrine, Director, Chairman of the Board
                        and Chief Executive Officer
                        (principal executive officer)

Date                                JULY 30, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/S/ DONALD F. CRUMRINE
                        --------------------------------------------------------
                        Donald F. Crumrine, Director, Chairman of the Board
                        and Chief Executive Officer
                        (principal executive officer)

Date                                JULY 30, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)* /S/ PETER C. STIMES
                        --------------------------------------------------------
                        Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary (principal financial officer)

Date                                JULY 30, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.